Cash Dividend (Details) - USD ($)				12 Months Ended
	Dec. 20, 2024	Dec. 28, 2023	Dec. 29, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Cash Dividend
Common stock dividend paid or declared				$ 0	$ 0
Series C Preferred Stock
Cash Dividend
Cash dividend (as percent)	3.00%	3.00%	3.00%
Aggregated dividend amount	$ 1,275,000	$ 1,275,000	$ 1,275,000
Dividend per share	$ 31.86	$ 31.86	$ 31.86
Preferred stock, cumulative liquidation value	$ 42,483,286			$ 42,483,000	$ 42,483,000	$ 44,076,000